Overview of the Company (Details) - Schedule of Subsidiaries of the Company	12 Months Ended
Mar. 31, 2023
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	US$50,000
Principal activities	Investment holding
Percentage of shareholding% Direct	100.00%
Percentage of shareholding% Indirect
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”) [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	HK$10,000
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
HangZhou Longyun Network Technology Co., Ltd (“HangZhou Longyun”) [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	People’s Republic of China (“PRC”)	[1]
Issued share capital	RMB7,745,000	[1]
Principal activities	Crowdfunding and incubation business	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect		[1]
Hangzhou Dacheng Investment Management Co., Ltd. (“Hangzhou Dacheng”) [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	PRC	[1]
Issued share capital	RMB47,497,000	[1]
Principal activities	Investment holding	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect		[1]
Dacheng Liantong Zhejiang Information Technology Co., Ltd (“Dacheng Liantong”) [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	PRC	[1]
Issued share capital	RMB8,000,000	[1]
Principal activities	Supply chain management platform services	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect		[1]
Hangzhou Xuzhihang Supply Chain Management Co., Ltd. (“Hangzhou Xuzhihang”) [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	PRC	[1]
Issued share capital	RMB1,000,000	[1]
Principal activities	Supply chain management platform services	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect		[1]
Meta Rich Limited [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	US$1
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
LSQ Capital Limited [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	HK$2,000,000
Principal activities	Advising on securities and asset management
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Metalpha Limited [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands	[2]
Issued share capital	US$4,000,000	[2]
Principal activities	Proprietary trading of digital assets	[2]
Percentage of shareholding% Direct		[2]
Percentage of shareholding% Indirect	100.00%	[2]
LSQ Investment Limited [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	HK$1
Principal activities	Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Hangzhou Taikexi Dacheng Automobile Technology Service Co. Ltd.(“Taikexi”) [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	PRC	[1]
Issued share capital	RMB8,700,000	[1]
Principal activities	Inactive	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect		[1]
Shenzhen Guanpeng International Technology Co. Ltd (“Guanpeng”) [Member]
Overview of the Company (Details) - Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	PRC	[3]
Issued share capital	RMB510,000	[3]
Principal activities	Inactive	[3]
Percentage of shareholding% Direct		[3]
Percentage of shareholding% Indirect		[3]

[1]	The subsidiaries, HangZhou Dacheng, HangZhou Longyun, Dacheng Liantong, HangZhou Xuzhihang, Guanpeng and Taikexi were disposed on March 31, 2023. Please refer to note 24 for the details.
[2]	On November 28, 2022, the Company entered into a sale and purchase agreement with Antalpha to purchase 49% of equity interest of Metalpha from Antalpha at a consideration of US$2,500,000, which was satisfied by the allotment and issuance of 2,500,000 shares with par value of US$0.0001 in the capital of the Company. Upon completion of the transaction, Metalpha is an indirectly wholly-owned subsidiary of the Company. The transaction was completed on November 28, 2022.
[3]	Guanpeng has been deregistered on May 24, 2022.